Consolidated Statements of Changes in Shareholders' (deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common Class A [Member] CNY (¥) shares	Common Class A [Member] USD ($) shares	Common Class B [Member] CNY (¥) shares	Common Class B [Member] USD ($) shares	Over-Allotment Option [Member] CNY (¥)	Over-Allotment Option [Member] Common Class A [Member] shares	Common Stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Over-Allotment Option [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] USD ($)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Accumulated Deficit [Member] CNY (¥)	Accumulated Deficit [Member] USD ($)	Parent [Member] CNY (¥)	Parent [Member] USD ($)	Parent [Member] Over-Allotment Option [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	Non-controlling Interest [Member] USD ($)
Beginning balance at Dec. 31, 2017	¥ (489,877)								¥ 35	¥ 66,860			¥ 7,126		¥ 145		¥ (564,623)		¥ (490,457)			¥ 580
Beginning balance at Dec. 31, 2017 | shares									56,791,800
Net loss	(80,463)																(79,113)		(79,113)			(1,350)
Issuance of a subsidiary's equity to a non-controlling interest holder	4,000																					4,000
Accretion to redemption value of redeemable convertible preferred shares	0
Share-based compensation	22,300									22,300									22,300
Other comprehensive income	1,723												1,723						1,723
Appropriation of statutory reserves															340		(340)
Ending balance at Dec. 31, 2018	(542,317)								¥ 35	89,160			8,849		485		(644,076)		(545,547)			3,230
Ending balance at Dec. 31, 2018 | shares									56,791,800
Net loss	(47,994)																(48,545)		(48,545)			551
Shares issued upon vesting of restricted share units	5								¥ 5										5
Shares issued upon vesting of restricted share units | shares									7,207,335
Conversion of convertible preferred shares to ordinary shares	678,682								¥ 28	678,654									678,682
Conversion of convertible preferred shares to ordinary shares | shares									39,058,101
Issuance of Class A ordinary shares in connection with initial public offering	238,134								¥ 4	238,130									238,134
Accretion to redemption value of redeemable convertible preferred shares	(17,262)																(17,262)		(17,262)
Issuance of Class A ordinary shares in connection with initial public offering | shares									6,400,000
Share-based compensation	14,747									14,747									14,747
Modification of Redeemable Convertible Preferred Shares	(9,986)																(9,986)		(9,986)
Other comprehensive income	1,346												1,346						1,346
Appropriation of statutory reserves															550		(550)
Ending balance at Dec. 31, 2019	315,355	$ 42,560	¥ 44		¥ 28				¥ 72	1,020,691	$ 165,716		10,195	$ 299	1,035	$ 159	(720,419)	$ (123,837)	311,574			3,781	$ 212
Ending balance at Dec. 31, 2019 | shares			64,034,573	64,034,573	45,422,663	45,422,663			109,457,236
Net loss	(92,041)	(14,107)															(87,619)		(87,619)			(4,422)
Issuance of a subsidiary's equity to a non-controlling interest holder	2,023																					2,023
Issuance of Class A ordinary shares pursuant to underwriters' exercise of over-allotment option							¥ 5,751					¥ 5,751									¥ 5,751
Issuance of Class A ordinary shares pursuant to underwriters' exercise of over-allotment option | shares								170,062
Class B ordinary shares converted to Class A ordinary shares | shares			430,108	430,108	(430,108)	(430,108)
Share-based compensation	54,857									54,857									54,857
Other comprehensive income	(8,245)	(1,264)											(8,245)						(8,245)
Ending balance at Dec. 31, 2020	¥ 277,700	$ 42,560	¥ 44	$ 7	¥ 28	$ 4				¥ 1,081,299			¥ 1,950	$ 299	¥ 1,035		¥ (808,038)		¥ 276,318	$ 42,348		¥ 1,382
Ending balance at Dec. 31, 2020 | shares			64,634,743	64,634,743	44,992,555	44,992,555